INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2019
INVENTORIES, NET
Schedule of Inventories

	As of December 31,
	2018	2019
	RMB	RMB
Raw materials	191,242	275,583
Work in process	33,714	176,417
Finished goods	259,666	441,806
Inventories, net	484,622	893,806